BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of voluntary change in accounting policy [line items]
Schedule of estimated on a straight-line basis during the estimated useful life of the asset

Depreciation is estimated on a straight-line basis during the estimated useful life of the asset. The annual depreciation rates for each item of assets are:

Asset	Useful Life
Own use buildings	According to appraisals without exceeding 70 years
Equipment, furniture and accessories	From 3 to 10 years
Machinery and equipment	From 5 to 25 years
Computer equipment	From 3 to 12 years
Vehicles	From 5 to 10 years
Bearer plants	From 25 to 35 years

Schedule of Change in accounting policies

The following table summarizes the impact, net of taxes, of the adoption of IFRS 15 and IFRS 9 in the statement of financial position as of January 1, 2018.

		Impact of
	Reference	the adoption

IFRS 15 Revenue from contracts with customers	A	Ps.	391,281
IFRS 9 Financial Instruments	B		(784,399)
Net impact at January 1, 2018		Ps.	(393,118)

Schedule of financial assets and financial liabilities measurement category under IFRS 9

Financial assets

		New	Carrying
		classification	amount						Carrying
	Original classification	under	under				Remeasurement		amount under
	under IAS 39	IFRS 9	IAS 39		Reclassification (1)		impact to OCI		IFRS 9
Cash and cash equivalents	Loans and receivables	Amortized cost	Ps.	22,336,838	Ps.	—	Ps.	—	Ps.	22,336,838
Debt securities	Held-for-trading	Amortized cost		—				—		—
		FVTPL		2,650,536		—		—		2,650,536
		FVOCI		—		—		—		—
	Available-for-sale	Amortized cost		—		—		—		—
		FVTPL mandatory (*)		8,256		—		—		8,256
		FVOCI		17,781,871		—		—		17,781,871
	Held to maturity	Amortized cost		2,899,039		—		—		2,899,039
		FVTPL		—		—		—		—
		FVOCI		—		—		—		—
Equity securities	Held-for-trading	FVTPL		2,149,160		—		—		2,149,160
		FVOCI		—		—		—		—
	Available-for-sale	FVTPL		—		—		—		—
		FVOCI		824,033		41,790		71,229		937,054
Derivatives	Held-for-trading	FVTPL		328,392		—		—		328,392
	Hedging instrument	Hedging instrument		55,261		—		—		55,261
Loans and leases receivables	Loans and receivables	Amortized cost		166,372,776		—		—		166,372,776
		FVTPL		—		—		—		—
Other receivables	Loans and receivables	Amortized cost		3,680,116		—		—		3,680,116
Assets under concession contracts	Loans and receivables	Amortized cost		786,018		—		—		786,018
	Designated as at FVTPL	FVTPL		2,282,611		—		—		2,282,611
Total financial assets			Ps.	222,154,907	Ps.	41,790	Ps.	71,229	Ps.	222,267,926

Financial liabilities

			Original
		New	carrying
		classification	amount						New carrying
	Original classification	under	under						amount under
	under IAS 39	IFRS 9	IAS 39		Reclassification		Remeasurement		IFRS 9
Deposits	Other financial liabilities	Amortized cost	Ps.	154,885,224	Ps.	—	Ps.	—	Ps.	154,885,224
Financial liabilities	Other financial liabilities	Amortized cost		45,276,036		—		—		45,276,036
Derivatives	Held-for-trading	FVTPL		298,665		—		—		298,665
	Hedging instrument	Hedging instrument		13,464		—		—		13,464
Total financial liabilities			Ps.	200,473,389	Ps.	—	Ps.	—	Ps.	200,473,389

(*)    After the adoption of IFRS 9, certain investment securities were classified as at FVTPL because the contractual cash flows of these securities are not Solely Payments of Principal and Interest (“SPPI”) on the principal outstanding. The reclassified assets include certain asset-backed securities whose exposure to credit risk is higher than the exposure to credit risk of the underlying pool of financial assets.

(1)    Reclassification from other assets, measured at cost as of December 31, 2017.

Schedule of application of IFRS 9’s impairment requirements recognition of additional allowance

Loss allowance as of December 31, 2017 under IAS 39	Ps.	(5,875,018)
Additional impairment recognized as of January 1, 2018 on:
Loans		(1,163,009)
Credit Commitments		(16,217)
Other accounts receivable		(18,907)
Impact on equity method investees due to impairment of other accounts receivable from associates		(3,691)
Debt securities measured at amortized cost		(672)
Other financial assets		(58)
Loss allowance as of January 1, 2018 under IFRS 9	Ps.	(7,077,572)

Schedule of reconciliation of loss allowance impairment impact on retain earnings

Impairment loss due to credit risk as of December 31, 2017 under IAS 39	Ps.	(71,708)
Additional impairment recognized as of January 1, 2018 on:
Debt securities measured at FVOCI		(56,198)
Loss allowance as of January 1, 2018 under IFRS 9	Ps.	(127,906)

Schedule of Revenue from Contract with Customer within the Consolidated Statement of Income [Text Block]

For comparative purposes Grupo Aval changed the presentation of the revenue from contracts with customers within the consolidated statement of income reported as of December 31, 2017 and 2016, the following table shows the changes:

For the period 2017

	Presentation as of		Change in		As reported in
	December 31, 2017		presentation		comparative figures
Income from sales of goods and services	Ps.	—	Ps.	5,792,850	Ps.	5,792,850
Costs and expenses of sales goods and services		—		(5,035,827)		(5,035,827)
Net income from sales goods and services		—		757,023		757,023

Other income		1,908,768		(757,023)		1,151,745

For the period 2016

	Presentation as of			Change in	As reported in
	December 31, 2016			presentation	comparative figures
Income from sales of goods and services	Ps.	—	Ps.	6,654,623	Ps.	6,654,623
Costs and expenses of sales goods and services		—		(5,725,328)		(5,725,328)
Net income from sales goods and services		—		929,295		929,295

Other income		2,605,401		(929,295)		1,676,106

IFRS 15
Disclosure of voluntary change in accounting policy [line items]
Disclosure of initial application of standards or interpretations [text block]

The following table summarizes the impact net of taxes, of the adoption of IFRS 15 in the statement of financial position as of January 1, 2018.

	Impact of the adoption of IFRS 15
	as of January 1, 2018
Operation and construction services (Concessions) (i)
Commissions related to funding (see note 16)	Ps.	12,744
Contract liability (see note 24)		(531,804)
Financial assets (see note 16)		450,878
Intangible assets (see note 16)		619,949
Deferred tax effect		(181,680)
		370,087

Customer loyalty programs (ii)
Customer loyalty programs		32,232
Deferred tax effect		(11,038)
		21,194
Net impact retained earnings at January 1, 2018	Ps.	391,281

IFRS 9
Disclosure of voluntary change in accounting policy [line items]
Disclosure of initial application of standards or interpretations [text block]

The following table summarizes the impact, net of tax, of our transition to IFRS 9 on the opening balance of reserves and retained earnings and Other Comprehensive Income (“OCI”) as of January 1, 2018 (for a description of the transition method, see (iv) below).

		Impact of adopting IFRS 9 on opening balance of:
		Reserves and				Total
	reference	retained earnings		OCI		equity
Recognition of changes in measurement due in classification under IFRS 9	i.	Ps.	—	Ps.	71,229	Ps.	71,229
Recognition of expected credit losses under IFRS 9	ii.		(1,255,060)		56,198		(1,198,863)
Impact on equity method due to impairment of other accounts receivable from associates	ii		—		(3,691)		(3,691)
Deferred tax effect			366,650		(19,725)		346,926
Impact as of January 1, 2018		Ps.	(888,411)	Ps.	104,011	Ps.	(784,399)

Schedule of Financial Instrument of Consolidated Statement of Financial Position [Text Block]

For comparative purposes and after the application of IFRS 9, Grupo Aval changed the presentation on financial instruments of consolidated statement of financial position reported as of December 31, 2017. The following table shows the changes:

	Presentation			As reported in
	as of			comparative
Original presentation	December 31, 2017		New presentation	figures
Held-for-trading:
Debt securities	Ps.	2,650,536	Trading assets
Equity securities		2,149,160	Trading assets
		4,799,696	Trading assets
Derivative instruments		328,392	Trading assets
Total held-for-trading	Ps.	5,128,088	Trading assets
Total trading assets				Ps.	5,128,088
Available-for-sale financial assets:
Debt securities	Ps.	17,790,127	Investment securities
Equity securities		824,033	Investment securities
Total available-for-sale financial assets	Ps.	18,614,160	Investment securities
Held-to-maturity investments	Ps.	2,899,039	Investment securities
Total investment securities				Ps.	21,513,199
Loans and receivables:			Loans
Commercial		99,428,894	Commercial
Consumer		50,382,895	Consumer
Mortgages		16,151,299	Mortgages
Microcredit		409,688	Microcredit
Allowance for impairment losses		(5,618,481)	Allowance for impairment losses
		160,754,295	Total loans
Total loans				Ps.	160,754,295
Other financial assets at fair value through profit or loss		2,282,611	Other accounts receivable, net (1)
Other accounts receivable, net		4,239,272	Other accounts receivable, net (1)
Total other accounts receivable, net (1)				Ps.	6,521,883
Hedging derivatives	Ps.	55,261	Hedging derivatives assets	Ps.	55,261

	Presentation			As reported in
	as of			comparative
Original presentation	December 31, 2017		New presentation	figures
Financial liabilities held for trading			Trading liabilities
Derivative instruments	Ps.	298,665	Trading liabilities	Ps.	298,665

Hedging derivatives		13,464	Hedging derivatives liabilities		13,464